LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.06%
Aerospace & Defense–0.26%
†Axon Enterprise	1,150	$ 201,273
Curtiss-Wright	5,050	637,209
HEICO Class A Class A	1,650	195,410
Raytheon Technologies	7,190	618,052
Spirit AeroSystems Holdings Class A	1,200	53,028
Textron	1,300	90,753
		1,795,725
Air Freight & Logistics–0.12%
CH Robinson Worldwide	1,800	156,600
Expeditors International of Washington	4,500	536,085
†GXO Logistics	1,700	133,348
		826,033
Airlines–0.79%
†Alaska Air Group	13,000	761,800
†Delta Air Lines	31,080	1,324,319
†JetBlue Airways	24,700	377,663
†Southwest Airlines	50,168	2,580,140
†United Airlines Holdings	8,400	399,588
		5,443,510
Auto Components–0.21%
Lear	9,250	1,447,440
		1,447,440
Automobiles–0.13%
†Ford Motor	56,600	801,456
Thor Industries	500	61,380
		862,836
Banks–7.26%
Bank of America	67,360	2,859,432
Citigroup	20,010	1,404,302
Citizens Financial Group	139,513	6,554,321
Comerica	5,870	472,535
East West Bancorp	1,400	108,556
Fifth Third Bancorp	177,147	7,518,119
First Horizon National	19,700	320,913
FNB	3,000	34,860
Huntington Bancshares	502,553	7,769,469
KeyCorp	6,700	144,854
M&T Bank	43,743	6,532,580
PacWest Bancorp	1,000	45,320
Pinnacle Financial Partners	700	65,856
Popular	17,500	1,359,225
Regions Financial	264,046	5,626,820
Signature Bank	1,650	449,262
Sterling Bancorp	5,700	142,272
†SVB Financial Group	1,785	1,154,681
Synovus Financial	1,400	61,446
Truist Financial	6,450	378,292
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Wells Fargo & Co.	45,430	$ 2,108,406
Western Alliance Bancorp	3,490	379,782
Wintrust Financial	600	48,222
Zions Bancorp	70,556	4,366,711
		49,906,236
Beverages–0.95%
†Boston Beer Class A	225	114,694
Constellation Brands Class A	15,903	3,350,603
Keurig Dr Pepper	66,622	2,275,807
PepsiCo	5,370	807,702
		6,548,806
Biotechnology–0.66%
AbbVie	12,635	1,362,937
†Alnylam Pharmaceuticals	550	103,845
†Biogen	1,630	461,274
†BioMarin Pharmaceutical	1,200	92,748
†Exelixis	13,870	293,212
†Incyte	750	51,585
†Iovance Biotherapeutics	12,700	313,182
†Moderna	2,500	962,150
†Neurocrine Biosciences	1,300	124,683
†Sarepta Therapeutics	8,425	779,144
		4,544,760
Building Products–2.37%
†Builders FirstSource	3,700	191,438
Carlisle	29,583	5,880,805
Fortune Brands Home & Security	66,369	5,934,716
Johnson Controls International	25,380	1,727,870
Owens Corning	1,400	119,700
Trane Technologies	14,240	2,458,536
		16,313,065
Capital Markets–5.95%
Affiliated Managers Group	3,880	586,229
Ameriprise Financial	53,767	14,200,940
Apollo Global Management	1,800	110,862
Ares Management Class A	1,400	103,362
Evercore Class A	1,300	173,771
Goldman Sachs Group	2,950	1,115,189
Invesco	16,600	400,226
Jefferies Financial Group	29,870	1,109,073
KKR & Co. Class A	5,500	334,840
Lazard Class A	1,100	50,380
LPL Financial Holdings	5,475	858,261
Morningstar	950	246,079
Northern Trust	47,325	5,102,108
Raymond James Financial	62,232	5,742,769
S&P Global	500	212,445
State Street	63,610	5,389,039
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
T. Rowe Price Group	26,449	$ 5,202,518
		40,938,091
Chemicals–1.74%
Ashland Global Holdings	2,550	227,256
†Axalta Coating Systems	8,700	253,953
Celanese	29,420	4,431,829
CF Industries Holdings	1,200	66,984
DuPont de Nemours	12,190	828,798
Eastman Chemical	4,950	498,663
Huntsman	40,970	1,212,302
LyondellBasell Industries Class A	2,000	187,700
PPG Industries	1,500	214,515
RPM International	1,800	139,770
Scotts Miracle-Gro	1,700	248,812
Valvoline	118,351	3,690,184
		12,000,766
Commercial Services & Supplies–0.20%
†IAA	4,100	223,737
Republic Services	9,590	1,151,375
		1,375,112
Communications Equipment–1.30%
†Ciena	8,500	436,475
Cisco Systems	6,470	352,162
†CommScope Holding	106,310	1,444,753
Motorola Solutions	28,861	6,704,988
		8,938,378
Construction & Engineering–0.19%
†AECOM	12,780	807,057
Quanta Services	4,520	514,466
		1,321,523
Construction Materials–0.63%
Martin Marietta Materials	12,647	4,321,227
		4,321,227
Consumer Finance–1.40%
Ally Financial	37,530	1,915,907
Capital One Financial	3,590	581,472
Discover Financial Services	45,105	5,541,149
SLM	15,900	279,840
Synchrony Financial	26,360	1,288,477
		9,606,845
Containers & Packaging–1.37%
Ardagh Group	3,700	94,313
Avery Dennison	940	194,778
†Berry Global Group	21,210	1,291,265
Crown Holdings	1,600	161,248
Graphic Packaging Holding	34,600	658,784
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Packaging Corp. of America	24,307	$ 3,340,754
Silgan Holdings	94,648	3,630,697
WestRock	700	34,881
		9,406,720
Distributors–1.19%
Genuine Parts	21,501	2,606,566
†LKQ	110,868	5,578,878
		8,185,444
Diversified Consumer Services–0.06%
H&R Block	17,670	441,750
		441,750
Diversified Financial Services–0.47%
†Berkshire Hathaway Class B Class B	5,980	1,632,181
Equitable Holdings	21,400	634,296
Voya Financial	15,160	930,673
		3,197,150
Diversified Telecommunication Services–0.44%
Lumen Technologies	38,300	474,537
Verizon Communications	46,950	2,535,770
		3,010,307
Electric Utilities–2.67%
Edison International	54,324	3,013,352
Entergy	50,067	4,972,154
Evergy	2,100	130,620
Exelon	28,940	1,398,960
NextEra Energy	12,340	968,937
NRG Energy	20,600	841,098
Southern	5,450	337,736
Xcel Energy	107,628	6,726,750
		18,389,607
Electrical Equipment–2.72%
Acuity Brands	31,728	5,500,683
AMETEK	35,311	4,378,917
Eaton	12,590	1,879,813
Hubbell	31,115	5,621,547
nVent Electric	30,400	982,832
Regal Beloit	2,100	315,714
		18,679,506
Electronic Equipment, Instruments & Components–2.80%
Amphenol Class A	70,777	5,183,000
†Arrow Electronics	14,750	1,656,277
Avnet	17,400	643,278
CDW	20,162	3,669,887
Jabil	7,600	443,612
†Keysight Technologies	12,270	2,015,838

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
SYNNEX	54,256	$ 5,648,050
		19,259,942
Energy Equipment & Services–0.05%
Halliburton	12,600	272,412
†NOV	3,000	39,330
		311,742
Entertainment–0.85%
Activision Blizzard	1,150	88,999
†Playtika Holding	8,900	245,907
†Roku	1,750	548,362
†Spotify Technology	1,050	236,607
†Take-Two Interactive Software	3,450	531,541
†Walt Disney	2,150	363,716
†Zynga Class A	506,763	3,815,925
		5,831,057
Equity Real Estate Investment Trusts–7.86%
Alexandria Real Estate Equities	1,150	219,731
American Homes 4 Rent Class A	106,306	4,052,385
Americold Realty Trust	900	26,145
AvalonBay Communities	18,307	4,057,563
Boston Properties	35,540	3,850,759
Brixmor Property Group	122,419	2,706,684
Camden Property Trust	1,675	247,012
Cousins Properties	4,400	164,076
CubeSmart	5,200	251,940
Duke Realty	3,400	162,758
Equinix	385	304,200
Equity LifeStyle Properties	2,985	233,129
Equity Residential	2,925	236,691
Essex Property Trust	10,688	3,417,381
Federal Realty Investment Trust	17,663	2,084,057
First Industrial Realty Trust	1,400	72,912
Gaming and Leisure Properties	11,463	530,966
Highwoods Properties	4,000	175,440
†Host Hotels & Resorts	14,100	230,253
Hudson Pacific Properties	1,300	34,151
Invitation Homes	36,080	1,382,946
JBG SMITH Properties	54,585	1,616,262
Kilroy Realty	7,270	481,347
Kimco Realty	139,534	2,895,331
Life Storage	4,200	481,908
Medical Properties Trust	4,700	94,329
Mid-America Apartment Communities	13,100	2,446,425
†Park Hotels & Resorts	3,400	65,076
Rayonier	106,757	3,809,090
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Realty Income	4,400	$ 285,384
Regency Centers	35,109	2,363,889
Rexford Industrial Realty	33,110	1,878,993
Simon Property Group	1,700	220,949
Spirit Realty Capital	3,300	151,932
STORE Capital	800	25,624
Sun Communities	13,245	2,451,650
UDR	2,400	127,152
Ventas	33,443	1,846,388
VEREIT	12,054	545,202
VICI Properties	43,318	1,230,664
Weyerhaeuser	128,157	4,558,544
WP Carey	28,376	2,072,583
		54,089,901
Food & Staples Retailing–0.95%
Kroger	77,350	3,127,261
†U.S. Foods Holding	89,800	3,112,468
Walmart	2,230	310,817
		6,550,546
Food Products–1.20%
Archer-Daniels-Midland	12,650	759,126
Bunge	9,390	763,595
Conagra Brands	5,900	199,833
Hershey	1,600	270,800
Lamb Weston Holdings	2,250	138,083
Mondelez International Class A	11,640	677,215
†Pilgrim's Pride	18,000	523,440
†Post Holdings	35,816	3,945,491
Tyson Foods Class A	12,530	989,118
		8,266,701
Gas Utilities–0.75%
National Fuel Gas	97,863	5,139,765
		5,139,765
Health Care Equipment & Supplies–1.55%
†Align Technology	500	332,715
Cooper	500	206,655
DENTSPLY SIRONA	3,100	179,955
Hill-Rom Holdings	5,500	825,000
†Hologic	4,290	316,645
Medtronic	19,420	2,434,297
†SmileDirectClub	37,000	196,840
Teleflex	600	225,930
Zimmer Biomet Holdings	40,579	5,939,142
		10,657,179
Health Care Providers & Services–4.35%
AmerisourceBergen	44,619	5,329,739
Anthem	5,370	2,001,936
Cardinal Health	9,200	455,032

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Centene	6,560	$ 408,754
Cigna	2,700	540,432
†DaVita	2,400	279,024
HCA Healthcare	2,630	638,354
†Henry Schein	46,925	3,573,808
Humana	3,841	1,494,725
†Laboratory Corp of America Holdings	25,792	7,258,900
McKesson	5,457	1,088,017
†Molina Healthcare	1,400	379,834
Premier Class A	9,600	372,096
UnitedHealth Group	3,060	1,195,664
Universal Health Services Class B	35,488	4,910,475
		29,926,790
Health Care Technology–0.11%
Cerner	10,340	729,177
		729,177
Hotels, Restaurants & Leisure–1.37%
†Chipotle Mexican Grill	500	908,760
Darden Restaurants	18,640	2,823,401
†Expedia Group	19,700	3,228,830
†Las Vegas Sands	3,480	127,368
MGM Resorts International	11,700	504,855
†Six Flags Entertainment	12,700	539,750
Travel + Leisure Co	24,020	1,309,810
		9,442,774
Household Durables–1.59%
Garmin	2,800	435,288
†Mohawk Industries	23,070	4,092,618
Newell Brands	240,365	5,321,681
PulteGroup	9,230	423,842
Tempur Sealy International	1,600	74,256
Whirlpool	2,840	578,962
		10,926,647
Household Products–0.69%
Energizer Holdings	55,945	2,184,652
Procter & Gamble	12,550	1,754,490
Spectrum Brands Holdings	8,670	829,459
		4,768,601
Independent Power and Renewable Electricity Producers–0.26%
AES	48,300	1,102,689
Vistra	40,700	695,970
		1,798,659
Insurance–4.27%
†Alleghany	3,969	2,478,283
American Financial Group	1,645	206,990
†Arch Capital Group	68,631	2,620,332
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Assurant	640	$ 100,960
Assured Guaranty	4,670	218,603
†Athene Holding Class A	5,100	351,237
Axis Capital Holdings	1,900	87,476
Chubb	3,170	549,932
Everest Re Group	1,550	388,709
Fidelity National Financial	9,950	451,133
First American Financial	3,975	266,524
Hanover Insurance Group	410	53,144
Hartford Financial Services Group	74,154	5,209,318
Loews	121,992	6,579,029
MetLife	5,040	311,119
Old Republic International	2,500	57,825
Progressive	38,698	3,497,912
Prudential Financial	8,190	861,588
Reinsurance Group of America	750	83,445
RenaissanceRe Holdings	13,405	1,868,657
W R Berkley	42,674	3,122,883
		29,365,099
Interactive Media & Services–1.42%
†Alphabet Class A	1,245	3,323,484
†Bumble Class A	12,072	603,359
†IAC/InterActiveCorp	32,164	4,190,647
†Match Group	3,388	531,882
†Pinterest Class A	5,800	295,510
†Twitter	7,350	443,866
†Vimeo	2,641	77,566
†Zillow Group Class C Class C	3,330	293,506
		9,759,820
IT Services–1.35%
†DXC Technology	35,630	1,197,524
Fidelity National Information Services	3,414	415,416
†Fiserv	4,000	434,000
†FleetCor Technologies	19,563	5,111,225
Global Payments	1,697	267,413
†Globant	700	196,707
†GoDaddy Class A	3,000	209,100
Mastercard Class A	950	330,296
†MongoDB	200	94,302
SolarWinds	9,600	160,608
†StoneCo Class A	600	20,832
†Toast Class A	10,000	499,500
†Twilio Class A	1,100	350,955
		9,287,878
Leisure Products–0.15%
Brunswick	5,970	568,762
Hasbro	1,600	142,752
†Mattel	7,700	142,912

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
Polaris	1,700	$ 203,422
		1,057,848
Life Sciences Tools & Services–0.74%
†10X Genomics Class A	1,700	247,486
Agilent Technologies	18,520	2,917,456
†Bio-Rad Laboratories Class A	375	279,731
Bio-Techne	275	133,257
†Charles River Laboratories International	1,375	567,421
†IQVIA Holdings	1,850	443,149
†QIAGEN	3,700	191,216
†Repligen	1,100	317,889
		5,097,605
Machinery–4.49%
AGCO	4,410	540,357
Crane	5,070	480,687
Deere & Co.	2,070	693,595
IDEX	15,491	3,205,862
†Ingersoll Rand	7,115	358,667
ITT	56,881	4,882,665
Lincoln Electric Holdings	35,597	4,584,538
†Middleby	25,469	4,342,719
PACCAR	9,000	710,280
Parker-Hannifin	3,450	964,689
Snap-on	22,645	4,731,673
Timken	74,875	4,898,323
Toro	3,400	331,194
Westinghouse Air Brake Technologies	1,800	155,178
		30,880,427
Media–2.58%
†Charter Communications Class A	1,800	1,309,608
Comcast Class A	14,410	805,951
†Discovery Class C Class C	10,100	245,127
Fox Class B Class B	31,760	1,178,931
†Liberty Broadband Class C Class C	41,138	7,104,533
†Liberty Media-Liberty SiriusXM Class C Class C	128,437	6,096,904
Nexstar Media Group Class A	3,560	540,978
Omnicom Group	5,930	429,688
		17,711,720
Metals & Mining–0.74%
Freeport-McMoRan	135,591	4,410,775
Newmont	2,175	118,103
Nucor	1,400	137,886
Reliance Steel & Aluminum	950	135,299
Steel Dynamics	4,540	265,499
		5,067,562
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs)–0.05%
New Residential Investment	24,500	$ 269,500
Starwood Property Trust	4,200	102,522
		372,022
Multiline Retail–0.79%
Dollar General	450	95,463
†Dollar Tree	5,200	497,744
Kohl's	73,909	3,480,375
Target	5,870	1,342,880
		5,416,462
Multi-Utilities–2.40%
CenterPoint Energy	2,170	53,382
CMS Energy	98,935	5,909,388
Dominion Energy	16,900	1,234,038
DTE Energy	1,700	189,907
MDU Resources Group	13,700	406,479
Sempra Energy	23,319	2,949,853
WEC Energy Group	65,452	5,772,866
		16,515,913
Oil, Gas & Consumable Fuels–4.21%
Cabot Oil & Gas	318,624	6,933,258
Cheniere Energy	13,970	1,364,450
Chevron	4,690	475,801
Cimarex Energy	21,820	1,902,704
Devon Energy	16,200	575,262
Diamondback Energy	74,946	7,095,138
†DTE Midstream	850	39,304
EOG Resources	8,000	642,160
Exxon Mobil	15,270	898,181
Kinder Morgan	37,940	634,736
Marathon Petroleum	16,200	1,001,322
Pioneer Natural Resources	1,700	283,067
Targa Resources	8,200	403,522
Valero Energy	1,530	107,972
Williams	255,589	6,629,979
		28,986,856
Paper & Forest Products–0.02%
Louisiana-Pacific	1,800	110,466
		110,466
Personal Products–0.03%
†Herbalife Nutrition	5,200	220,376
		220,376
Pharmaceuticals–1.16%
Bristol-Myers Squibb	29,200	1,727,764
†Jazz Pharmaceuticals	25,772	3,355,772
Johnson & Johnson	4,640	749,360
†Nektar Therapeutics	16,000	287,360
Pfizer	38,790	1,668,358

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Viatris	12,300	$ 166,665
		7,955,279
Professional Services–0.96%
†CoStar Group	6,800	585,208
IHS Markit	1,700	198,254
Leidos Holdings	43,697	4,200,593
ManpowerGroup	7,800	844,584
Nielsen Holdings	3,900	74,841
Science Applications International	4,800	410,688
TransUnion	2,800	314,468
		6,628,636
Real Estate Management & Development–1.00%
†CBRE Group Class A	70,299	6,844,311
		6,844,311
Road & Rail–0.29%
CSX	34,560	1,027,815
Landstar System	1,160	183,071
Norfolk Southern	2,340	559,845
Schneider National Class B	4,800	109,152
†XPO Logistics	1,700	135,286
		2,015,169
Semiconductors & Semiconductor Equipment–1.17%
Analog Devices	25,648	4,295,527
†Cirrus Logic	1,800	148,230
†Enphase Energy	1,700	254,949
Intel	12,710	677,189
Lam Research	3,495	1,989,179
†Qorvo	4,000	668,760
		8,033,834
Software–2.62%
†Anaplan	5,800	353,162
†Avalara	1,700	297,109
†Bill.Com Holdings	800	213,560
†Black Knight	1,821	131,112
†C3.ai Class A	3,200	148,288
†Cadence Design Systems	1,700	257,448
†Crowdstrike Holdings Class A	400	98,312
†Dropbox Class A	7,480	218,566
†Elastic	2,100	312,879
†Five9	2,000	319,480
†Freshworks Class A	10,000	426,900
†HubSpot	1,000	676,090
Intuit	1,050	566,485
†Medallia	8,000	270,960
Microsoft	5,670	1,598,486
†N-Able	9,600	119,136
†NCR	22,550	874,038
†New Relic	3,900	279,903
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
NortonLifeLock	165,340	$ 4,183,102
†Nuance Communications	14,900	820,096
Oracle	12,130	1,056,887
†Palo Alto Networks	850	407,150
†Qualtrics International Class A	17,080	729,999
†Smartsheet Class A	9,200	633,144
†Synopsys	5,575	1,669,211
†Trade Desk Class A	2,100	147,630
†UiPath Class A	8,298	436,558
†Workday Class A	1,690	422,314
†Zendesk	3,300	384,087
		18,052,092
Specialty Retail–3.04%
Advance Auto Parts	2,350	490,892
†AutoNation	5,600	681,856
†AutoZone	4,219	7,163,820
Bath & Body Works	18,380	1,158,491
Best Buy	47,371	5,007,588
†Burlington Stores	375	106,339
Dick's Sporting Goods	2,250	269,483
†Five Below	900	159,129
†Floor & Decor Holdings Class A	4,500	543,555
Foot Locker	2,500	114,150
Gap	137,331	3,117,414
Lowe's	2,320	470,635
†O'Reilly Automotive	1,490	910,479
†Ulta Beauty	600	216,552
†Victoria's Secret & Co.	4,233	233,916
Williams-Sonoma	1,500	265,995
		20,910,294
Technology Hardware, Storage & Peripherals–0.65%
†Dell Technologies Class C	14,319	1,489,749
Hewlett Packard Enterprise	50,840	724,470
NetApp	9,300	834,768
†Pure Storage Class A	4,300	108,188
Seagate Technology Holdings	6,940	572,689
Xerox Holdings	36,100	728,137
		4,458,001
Textiles, Apparel & Luxury Goods–1.63%
†Capri Holdings	13,300	643,853
Carter's	38,260	3,720,402
†PVH	3,350	344,346
Ralph Lauren	32,741	3,635,561
Tapestry	76,643	2,837,324
		11,181,486
Thrifts & Mortgage Finance–0.36%
MGIC Investment	162,804	2,435,548

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
New York Community Bancorp	4,300	$ 55,341
		2,490,889
Tobacco–0.18%
Altria Group	11,380	518,018
Philip Morris International	7,540	714,716
		1,232,734
Trading Companies & Distributors–0.26%
MSC Industrial Direct Class A	7,500	601,425
†United Rentals	1,560	547,451
†Univar Solutions	3,200	76,224
WW Grainger	1,475	579,763
		1,804,863
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.04%
American Water Works	1,200	$ 202,848
Essential Utilities	1,700	78,336
		281,184
Total Common Stock (Cost $439,240,476)		646,939,144

MONEY MARKET FUND–5.64%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	38,823,094	38,823,094
Total Money Market Fund (Cost $38,823,094)		38,823,094

TOTAL INVESTMENTS–99.70% (Cost $478,063,570)	685,762,238
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	2,045,665
NET ASSETS APPLICABLE TO 32,917,799 SHARES OUTSTANDING–100.00%	$687,807,903

† Non-income producing.

The following futures contracts were outstanding at September 30, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
2	British Pound	$168,437	$171,955	12/13/21	$—	$(3,518)
2	Euro	290,000	295,903	12/13/21	—	(5,903)
2	Japanese Yen	224,525	226,905	12/13/21	—	(2,380)
					—	(11,801)
Equity Contracts:
12	E-mini Russell 2000 Index	1,320,480	1,360,799	12/17/21	—	(40,319)
28	E-mini S&P 500 Index	6,016,850	6,301,880	12/17/21	—	(285,030)
99	E-mini S&P MidCap 400 Index	26,068,680	26,775,086	12/17/21	—	(706,406)
5	Euro STOXX 50 Index	234,450	240,140	12/17/21	—	(5,690)
2	FTSE 100 Index	190,617	187,925	12/17/21	2,692	—
1	Nikkei 225 Index (OSE)	264,702	267,761	12/9/21	—	(3,059)
					2,692	(1,040,504)
Total Futures Contracts					$2,692	$(1,052,305)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
IT–Information Technology
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$646,939,144	$—	$—	$646,939,144
Money Market Fund	38,823,094	—	—	38,823,094
Total Investments	$685,762,238	$—	$—	$685,762,238
Derivatives:

Assets:
Futures Contract	$2,692	$—	$—	$2,692
Liabilities:
Futures Contracts	$(1,052,305)	$—	$—	$(1,052,305)
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–9